Goodwill and impairment test	3 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Goodwill and impairment test	Goodwill and impairment test
Goodwill relates to the acquisition of Splicos SAS that occurred in 2014 (i.e., prior to the transition date to IFRS) which was merged into the Group the same year.
Goodwill from the Splicos SAS acquisition corresponds to the “Modulation of RNA biogenesis / splicing” technological platform, from which derived the lead drug candidate of the Group: obefazimod.
In accordance with IAS 36, goodwill is allocated to groups of cash generating units (CGUs) at a level corresponding to the lead drug candidates. Thus, goodwill from Splicos SAS is allocated to obefazimod.
The net carrying amount of Splicos SAS goodwill is €18,419 thousand as of December 31, 2025 and March 31, 2026.
Obefazimod is currently in clinical development, so a clinical trial failure or a failure to obtain a marketing approval could result in an impairment. As of March 31, 2026, the Group has not identified any indication of impairment loss related to goodwill, intangible or tangible assets.